FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Maturities of Financial Liabilities) (Details) ₪ in Millions	Dec. 31, 2021 ILS (₪)
Principal payments of long term indebtedness:
Total undiscounted	₪ 3,489
Notes payable series F [Member]
Principal payments of long term indebtedness:
Total undiscounted	384
Notes payable series G [Member]
Principal payments of long term indebtedness:
Total undiscounted	851
Borrowing P [Member]
Principal payments of long term indebtedness:
Total undiscounted	29
Borrowing Q [Member]
Principal payments of long term indebtedness:
Total undiscounted	57
Expected interest payments of long term borrowings and notes payables [Member]
Principal payments of long term indebtedness:
Total undiscounted	217
Lease liabilities (undiscounted) [Member]
Principal payments of long term indebtedness:
Total undiscounted	784
Trade and other payables [Member]
Principal payments of long term indebtedness:
Total undiscounted	819
Notes payable series H [Member]
Principal payments of long term indebtedness:
Total undiscounted	198
Borrowing R [Member]
Principal payments of long term indebtedness:
Total undiscounted	150
2022 [Member]
Principal payments of long term indebtedness:
Total undiscounted	1,272
2022 [Member] | Notes payable series F [Member]
Principal payments of long term indebtedness:
Total undiscounted	128
2022 [Member] | Notes payable series G [Member]
Principal payments of long term indebtedness:
Total undiscounted	85
2022 [Member] | Borrowing P [Member]
Principal payments of long term indebtedness:
Total undiscounted	29
2022 [Member] | Borrowing Q [Member]
Principal payments of long term indebtedness:
Total undiscounted	23
2022 [Member] | Expected interest payments of long term borrowings and notes payables [Member]
Principal payments of long term indebtedness:
Total undiscounted	49
2022 [Member] | Lease liabilities (undiscounted) [Member]
Principal payments of long term indebtedness:
Total undiscounted	139
2022 [Member] | Trade and other payables [Member]
Principal payments of long term indebtedness:
Total undiscounted	819
2023 [Member]
Principal payments of long term indebtedness:
Total undiscounted	400
2023 [Member] | Notes payable series F [Member]
Principal payments of long term indebtedness:
Total undiscounted	128
2023 [Member] | Notes payable series G [Member]
Principal payments of long term indebtedness:
Total undiscounted	85
2023 [Member] | Borrowing Q [Member]
Principal payments of long term indebtedness:
Total undiscounted	23
2023 [Member] | Expected interest payments of long term borrowings and notes payables [Member]
Principal payments of long term indebtedness:
Total undiscounted	44
2023 [Member] | Lease liabilities (undiscounted) [Member]
Principal payments of long term indebtedness:
Total undiscounted	120
2024 [Member]
Principal payments of long term indebtedness:
Total undiscounted	357
2024 [Member] | Notes payable series F [Member]
Principal payments of long term indebtedness:
Total undiscounted	128
2024 [Member] | Notes payable series G [Member]
Principal payments of long term indebtedness:
Total undiscounted	85
2024 [Member] | Borrowing Q [Member]
Principal payments of long term indebtedness:
Total undiscounted	11
2024 [Member] | Expected interest payments of long term borrowings and notes payables [Member]
Principal payments of long term indebtedness:
Total undiscounted	37
2024 [Member] | Lease liabilities (undiscounted) [Member]
Principal payments of long term indebtedness:
Total undiscounted	96
2025 to 2026 [Member]
Principal payments of long term indebtedness:
Total undiscounted	568
2025 to 2026 [Member] | Notes payable series G [Member]
Principal payments of long term indebtedness:
Total undiscounted	255
2025 to 2026 [Member] | Expected interest payments of long term borrowings and notes payables [Member]
Principal payments of long term indebtedness:
Total undiscounted	57
2025 to 2026 [Member] | Lease liabilities (undiscounted) [Member]
Principal payments of long term indebtedness:
Total undiscounted	151
2025 to 2026 [Member] | Notes payable series H [Member]
Principal payments of long term indebtedness:
Total undiscounted	60
2025 to 2026 [Member] | Borrowing R [Member]
Principal payments of long term indebtedness:
Total undiscounted	45
2027 and thereafter [Member]
Principal payments of long term indebtedness:
Total undiscounted	892
2027 and thereafter [Member] | Notes payable series G [Member]
Principal payments of long term indebtedness:
Total undiscounted	341
2027 and thereafter [Member] | Expected interest payments of long term borrowings and notes payables [Member]
Principal payments of long term indebtedness:
Total undiscounted	30
2027 and thereafter [Member] | Lease liabilities (undiscounted) [Member]
Principal payments of long term indebtedness:
Total undiscounted	278
2027 and thereafter [Member] | Notes payable series H [Member]
Principal payments of long term indebtedness:
Total undiscounted	138
2027 and thereafter [Member] | Borrowing R [Member]
Principal payments of long term indebtedness:
Total undiscounted	₪ 105